Nature of operations and reorganization (Tables)	12 Months Ended
Dec. 31, 2023
Nature of operations and reorganization
Schedule of major subsidiaries and consolidated VIEs

			Percentage
			of direct or
			indirect
	Date of	Place of	economic
	incorporation	incorporation	interest	Principal activities
The Company:
Jianpu	June 1, 2017	The Cayman Islands		Investment holding
Major subsidiaries of the Company:
Jianpu (Hong Kong) Limited	June 19, 2017	Hong Kong	100%	Investment holding
Beijing Rongqiniu Information Technology Co., Ltd.	August 21, 2017	PRC	100%	Platform business
Beijing Rongsanliuling Information Technology Co., Ltd.	November 5, 2018	PRC	100%	Platform business
CC Information Limited	Acquired in August 2019	Hong Kong	85%	Platform business
Shanghai Chengjian Information Technology Co., Ltd.	February 26, 2019	PRC	100%	Platform business
Major VIEs consolidated without equity ownership:
Beijing Rongdiandian Information Technology Co., Ltd.	March 3, 2017	PRC	100%	Platform business
Beijing Kartner Information Technology Co., Ltd. (“KTN”)	Acquired in October 2018	PRC	100%	Platform business
Beijing Guangkezhixun Information Technology Co., Ltd.	July 31, 2019	PRC	100%	Platform business
Major subsidiary of VIE:
Shanghai Anguo Insurance Brokerage Co., Ltd. (“Anguo”)	Acquired in December 2019	PRC	100%	Platform business

Schedule of financial information of the Group's VIEs

	As of December 31,
	2022	2023	2023
	RMB	RMB	US$
			Note 2(f)
Cash and cash equivalents	33,541	30,274	4,264
Accounts receivable, net	44,411	52,863	7,446
Amount due from related party other than the subsidiaries of the Group	27,703	30,757	4,332
Amount due from the subsidiaries of the Group*	6,895	6,895	971
Prepayments and other current assets	11,388	13,235	1,864
Property and equipment, net	10,028	9,345	1,316
Intangible assets, net	13,785	12,633	1,779
Restricted cash and time deposits-non-current	5,000	8,804	1,240
Other non-current assets	3,962	1,684	237
Total assets	156,713	166,490	23,449
Accounts payable	19,436	22,255	3,135
Advances from customers	1,565	1,598	225
Tax payable	8,470	7,928	1,117
Amount due to the subsidiaries of the Group*	130,796	127,892	18,013
Amount due to related party other than the subsidiaries of the Group	706	—	—
Accrued expenses and other current liabilities	6,144	8,224	1,158
Deferred tax liabilities	3,429	3,196	450
Other non-current liabilities	780	132	19
Total liabilities	171,326	171,225	24,117
*	The balances are eliminated through the consolidation in the preparation of the Group’s consolidated financial statements.

	For the Year Ended
	December 31,
	2021	2022	2023	2023
	RMB	RMB	RMB	US$
				Note 2(f)
Revenues:
Third-party revenues	145,538	182,582	240,099	33,817
Inter-company revenues*	266,617	262,936	224,919	31,679
Total revenues	412,155	445,518	465,018	65,496
Third-party costs and expenses	(442,995)	(448,782)	(422,502)	(59,508)
Inter-company costs and expenses*	(33,242)	(28,278)	(33,190)	(4,675)
Total costs and expenses	(476,237)	(477,060)	(455,692)	(64,183)
Others	1,303	5,172	204	29
Income/(loss) before income tax	(62,779)	(26,370)	9,530	1,342
Income tax benefits	285	286	232	33
Net income/ (loss)	(62,494)	(26,084)	9,762	1,375
*	The transactions are eliminated through the consolidation in the preparation of the Group’s consolidated financial statements.

	For the Year Ended
	December 31,
	2021	2022	2023	2023
	RMB	RMB	RMB	US$
				Note 2(f)
Cash flows from operating activities
Net cash used in transactions with third-party	(456,230)	(425,389)	(313,965)	(44,221)
Net cash provided by transactions with inter-company	430,329	442,965	314,502	44,297
Net cash provided by/(used in) operating activities	(25,901)	17,576	537	76
Cash flows from investing activities
Net cash provided by transactions with third-party	10,544	—	—	—
Purchase of restricted time deposits	—	—	(1,000)	(141)
Cash outflow from deconsolidation of subsidiaries, net of cash disposed	—	(474)	—	—
Net cash (used in)/provided by investing activities	10,544	(474)	(1,000)	(141)
Cash flows from financing activities
Net cash provided by transactions with inter-company	1,000	—	—	—
Net cash provided by financing activities	1,000	—	—	—
Net increase/(decrease) in cash and cash equivalents and restricted cash	(14,357)	17,102	(463)	(65)
Cash and cash equivalents and restricted cash at beginning of the year	30,796	16,439	33,541	4,724
Cash and cash equivalents at end of the year	16,439	33,541	33,078	4,659